Restricted Stock Units (RSUs) (Detail) (Restricted Stock Units (RSUs), USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 Pfizer	Dec. 31, 2011 Pfizer	Dec. 31, 2010 Pfizer
Shares
Nonvested, beginning balance (in shares)	0	1,921,000	1,656,000	1,486,000
Transferred (in shares)		338,000
Granted (in shares)	808,243	907,000	699,000	599,000
Vested (in shares)		(733,000)	(508,000)	(489,000)
Reinvested dividend equivalents (in shares)		91,000	75,000	61,000
Forfeited (in shares)	(7,226)	(5,000)	(1,000)	(1,000)
Nonvested, ending balance (in shares)	801,017	2,519,000	1,921,000	1,656,000
Weighted Average Grant Date Fair Value Per Share
Nonvested, beginning balance (in dollars per share)	$ 0	$ 16.78	$ 17.79	$ 20.53
Transferred (in dollars per share)		$ 16.78
Granted (in dollars per share)	$ 26.13	$ 21.08	$ 18.83	$ 17.53
Vested (in dollars per share)		$ 13.55	$ 22.91	$ 25.86
Reinvested dividend equivalents (in dollars per share)		$ 22.81	$ 18.44	$ 17.92
Forfeited (in dollars per share)	$ 26.00	$ 20.55	$ 16.59	$ 18.42
Nonvested, ending balance (in dollars per share)	$ 26.13	$ 19.34	$ 16.78	$ 17.79